Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 16, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 16, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Small Cap Growth Fund (Prospectus Summary): | Small Cap Growth Fund

Supplement dated September 16, 2011

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011 and August 29, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On September 13, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Fund by the SmallCap Blend Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Fund tentatively scheduled for February 6,

2012. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Fund in December 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about February 17, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Small Cap Growth Fund (Prospectus Summary): | Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated September 16, 2011

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011 and August 29, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On September 13, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Fund by the SmallCap Blend Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Fund tentatively scheduled for February 6,

2012. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Fund in December 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about February 17, 2012.

Small Cap Growth Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSARX
Small Cap Growth Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSLPX
Small Cap Growth Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTARX
Small Cap Growth Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVARX
Small Cap Growth Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAGX

Small Cap Value Fund (Prospectus Summary): | SmallCap Value Fund

Supplement dated September 16, 2011

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011 and August 29, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On September 13, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Value Fund by the SmallCap Blend Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Value Fund tentatively scheduled for February 6, 2012.

Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Value Fund in December 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about February 17, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Small Cap Value Fund (Prospectus Summary): | SmallCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated September 16, 2011

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011 and August 29, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On September 13, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Value Fund by the SmallCap Blend Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Value Fund tentatively scheduled for February 6, 2012.

Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Value Fund in December 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about February 17, 2012.

SmallCap Value Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAVX
SmallCap Value Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVNX
SmallCap Value Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVMX
SmallCap Value Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVPX
SmallCap Value Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVSX